Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIE and its VIE’s subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period and accompanying notes, including allowance for doubtful accounts, net realizable value of inventories, the useful lives of property and equipment and intangible assets, impairment of long-lived assets (including goodwill), valuation allowance of deferred tax assets, valuation and recognition of share-based compensation expenses and fair value of assets and liabilities acquired in business combination. Actual results could differ from those estimates.

Non-controlling Interest

Non-controlling interest on the consolidated balance sheets is resulted from the consolidation of 11 subsidiaries acquired in 2021. The portion of the income or loss applicable to the non-controlling interest in subsidiary is reflected in the consolidated statements of operations and comprehensive loss.

Foreign currency translation and transaction

The accompanying consolidated financial statements are presented in the United States dollar (“$”), which is the reporting currency of the Company. The functional currency of the PRC subsidiaries is Renminbi (“RMB”).

Assets and liabilities denominated in currencies other than the reporting currency are translated into the reporting currency at the rates of exchange ruling at the balance sheet date. Translation gains and losses are recognized in the consolidated statements of operations and comprehensive loss as other comprehensive income or loss. Transactions in currencies other than the reporting currency are measured and recorded in the reporting currency at the exchange rate prevailing on the transaction date. The cumulative gain or loss from foreign currency transactions is reflected in the consolidated statements of operations and comprehensive loss as other income (other expenses).

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	As of
	December 31, 2022	December 31, 2021
Balance sheet items, except for equity accounts	6.6879	6.3524
	For the Year Ended December 31,
	2022	2021
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	6.7347	6.4389

Business combination and non-controlling interests

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any non-controlling interests of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling interest of the acquiree and fair value of previously held equity interest in the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. The consideration was made in the form of cash payment. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition. Acquisition-related expenses and restructuring costs are expensed as incurred.

For the Company’s majority-owned subsidiaries of its VIEs, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. Consolidated net loss on the consolidated statements of operation and comprehensive loss includes the net loss attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests, are recorded as non-controlling interests in the Company’s consolidated balance sheets.

Fair Value Measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•        Level 1 applies to assets or liabilities for which there are quoted prices, in active markets for identical assets or liabilities.

•        Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•        Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Based on the short-term nature of cash and cash equivalents, accounts receivable, advance to suppliers, amounts due from related parties and other current assets, accounts payable, advances from customers, accrued expenses and other current liabilities management has determined that the carrying value approximates their fair values.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, the Company’s demand deposit placed with financial institutions, which have original maturities of less than three months and unrestricted as to withdrawal and use.

Restricted cash, current

Restricted cash, current consists of two natures of restricted cash. A) The bank deposits as securities for bank acceptance note payables. B) The funds received from insurance buyers deposited into an escrow account. The funds are used to be paid to insurance company to fulfill the insurance fee purchase obligation.

Restricted cash, non-current

Restricted cash represents the bank deposit mandatory required by China Banking and Insurance Commission to conduct licensed insurance agency business.

Short-term investment

Short-term investment consists of investment in a monetary fund managed by China Industrial and Commercial Bank, the original maturities of which are less than three months. The funds are unsecured with variable interest rates. The Company measures the short-term investment at fair value and fair value is estimated based on quoted price of the fund provided by China Industrial and Commercial Bank at the end of each period.

Accounts Receivable, net

Accounts receivable, net are stated at the original amount less an allowance for doubtful receivables. The allowance for doubtful accounts and authorized credits is estimated based upon the Company’s assessment of various factors including historical experience, the age of the accounts receivable balances, current economic conditions and other factors that may affect the Company’s customers’ ability to pay. An allowance is also made when there is objective evidence that the Company will not be able to collect all amounts due according to the original terms of the receivables.

Advance to suppliers

The suppliers usually require advance payments when the Company orders services and the prepayments will be utilized to offset the Company’s future payments. These amounts are unsecured, non-interest bearing and generally short-term in nature.

Inventories

Inventories, primarily consisting of consumer products, are stated at the lower of cost or net realizable value, with net realized value represented by estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged products, which is dependent upon factors such as historical and forecasted consumer demand.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Furniture	5 years
Office equipment	3 – 15 years
Vehicle	5 years
Medical equipment	5 – 10 years
Buildings	50 years
Leasehold improvement	The same as the operating lease period

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of income.

Intangible assets, net

Intangible assets are recognized and measured at cost or at fair value if acquired through a business combination. The identifiable intangible assets acquired are amortized on a straight-line basis over the respective useful lives as follows:

Category	Estimated useful lives
Software	5 – 10 years
Land use right	50 years
Domain names	5 – 6 years
Trademark and patent	5 – 20 years
Customer relationship	9 – 10 years

Impairment of long-lived assets (other than goodwill)

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. As of December 31, 2021, the Company made the impairment of $3,896,474 for two equity investments. The Company made the impairment of $11,019,619 during the year ended December 31, 2022.

Goodwill

Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling interest of the acquiree and fair value of previously held equity interest in the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of December 31 and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired.

In accordance with the Financial Accounting Standards Board (“FASB”) guidance on “Testing of Goodwill for Impairment”, the Company has the option to assess qualitative factors first to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. A goodwill impairment charge will be recorded for the amount by which a reporting unit’s carrying value exceeds its fair value, but not to exceed the carrying amount of goodwill. The Company made the impairment of $148,279,473 during the year ended December 31, 2022.

Commitments and contingencies

In the normal course of business, the Company is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Revenue recognition

In May 2014, the FASB issued Topic 606, “Revenue from Contracts with Customers”. This topic clarifies the principles for recognizing revenue and develops a common revenue standard for U.S. GAAP. Simultaneously, this topic supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance throughout the Industry Topics of the Codification. The core principle of the guidance requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

The Company generates revenue through four lines of business, which are: insurance agency commission, sale of medical supply products, inpatient and clinic care, and provision of medical technology services.

1.      Insurance agency commission

Commission is generated from sale of medical insurance. The Company markets and sells insurance policies originated by multiple insurance carriers via offline and online platforms. The Company recognizes the commission revenue on a net basis as the Company is acts as an agency in these transactions and is not responsible for fulfilling the promise to provide the specified insurance products. The Company recognizes revenue at the point of time when the insurance policy has been issued to the policyholder. Payments are typically either made in advance or upon completion of the writing of the policy.

2.      Sales of medical supplies or products

The Company sells pharmaceutical products to hospital inpatients and outpatients in accordance with medical prescriptions. The Company recognizes the revenue when the pharmaceutical products are physically transferred to patients and fees can be collected. The Company is considered as a principal in the sale of pharmaceutical products because it takes inventory risk for the goods that are to be sold; accordingly, revenue is recognized on a gross basis. The performance obligation is the transfer of possession and control of the pharmaceutical product to the patient.

The Company sells medical supplies to hospitals or clinics. The Company recognizes the revenue when the medical supplies are handed over to clinics and proceeds can be collected. The performance obligation is the transfer control and possession of the products to the hospitals or clinics. The Company is considered as a principal when its sells the medical supplies because it takes inventory risk for the goods to be sold; accordingly, revenue is recognized on a gross basis. Payments is typically received after delivery of products.

3.      Provision of medical or clinical services

The Company provides various medical and clinical services to patients. The Company recognizes revenue when individual deliverable services such as diagnosis, lab work, scans, consultation, and treatments, etc. have been provided to the patients. Medical and clinical service revenue is recognized on a gross basis, as the Company is responsible to supervise, evaluate, manage and compensate medical staff whom deliver the services, and the Company has discretion in establishing the pricing for services charged to patients. The performance obligation is the provision of services detailed above to patients. Each deliverable service is typically completed in a single visit. Payment is received from patients after completion of each visit as well as through reimbursement by the government.

4.      Provision of medical technology services

The Company provides medical software service to hospitals and or clinics. The Company recognizes the revenue when the performance obligation has been met, which is when software is provisioned and made available to customers to use over a period of time. The Company also provides an APP to doctors enabling them to provide online consultations to patients. Service fees are charged to doctors on commission basis when doctors collect consultation fees from their patients. The Company is considered as a principal to provide the service because the software is developed by the Company. Thus, the revenue is recognized on a gross basis.

The Company has elected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations in (i) contracts that have an original expected length of one year or less; and (ii) contracts where revenue is recognized as invoiced.

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenue recognized when the Company has satisfied the Company’s performance obligation and has the unconditional right to payment.

Advance from customers consists of payments received related to unsatisfied performance obligations at the end of the period. These are considered contract liabilities. The advance from customers as of December 31, 2022 and December 31, 2021 were $748,296 and $778,125, respectively.

The following table identifies the disaggregation of the Company’s revenue for the year ended December 31, 2022 and 2021:

	2022	2021
Net product revenue	$5,027,612	$5,205,352
Hospital services revenue	37,353,737	32,075,684
Insurance brokage	14,327,161	14,767,668
Software and other technical service revenue	1,351,515	1,288,574
Total	$58,060,025	$53,337,278

The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year which need to be recognized as assets. The Company records revenue net of value added tax and related surcharges.

Cost of revenue

Cost of revenue for insurance commission business mainly consists of advertising cost through online or offline and other channel expense in order to access to more potential insurance buyers.

Cost of revenue for medical products mainly consists of inventory cost of (a) pharmaceuticals and medical tools to be sold for pharmaceuticals sales; and (b) materials used, outsourcing production cost, allocated overhead, and other direct cost for the products the company produced.

Cost of revenue for medical service or clinic services mainly consists of materials used, doctors and nursery cost, allocated overhead, and other direct cost for the service the company provided.

Cost of revenue for technology service mainly consists of labor cost directly related to the service delivered to customers.

Selling expenses

Selling expenses mainly consists of labor expenses for sales personnel, commission for sales staff and other miscellaneous selling expenses.

General and administrative expenses

General and administrative expenses mainly consist of professional service fees, labor expenses, unexpected inventory loss from closing of warehouses and other miscellaneous administrative expenses.

Research and development expenses

Research and development expenses consist primarily of salaries and benefits of employees and related expenses for IT professionals involved in developing technology platforms, server and other equipment depreciation, bandwidth and data center costs, and rental fees. All research and development costs have been expensed as incurred as the costs qualifying for capitalization have been insignificant.

Share-based compensation expenses

All share-based awards granted to employees, which are share options, are measured at fair value on grant date. Share based compensation expense is recognized using the straight line method, over the requisite service period, which is the vesting period.

Operating leases

Prior to the adoption of ASC 842 on January 1, 2019:

Leases, mainly leases of factory buildings, offices and employee dormitories, where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are recognized as an expense on a straight-line basis over the lease term. The Company had no finance leases for any of the periods stated herein.

Upon and hereafter the adoption of ASC 842 on January 1, 2019:

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, and operating lease liability, non-current in the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements; and (ii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and(c) initial direct costs.

Finance lease

The Company classifies a lease as a finance lease when the lease meets any of the following criteria at lease commencement:

•        The lease transfers ownership of the underlying asset to the lessee by the end of the lease term;

•        The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise;

•        The lease term is for the major part of the remaining economic life of the underlying asset;

•        The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments in accordance with ASC 842 paragraph 842-10-30-5(f) equals or exceeds substantially all of the fair value of the underlying asset;

•        The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

Lease term includes rent holidays and options to extend or terminate the lease when the Company is reasonably certain that it will exercise that option. The Company does not recognize finance lease assets or lease liabilities for renewal periods unless it is determined that the Company is reasonably certain of renewing the lease at inception or when a triggering event occurs. The lease assets for finance leases consist of the amount of the measurement of the lease liabilities and any prepaid lease payments. The interest and amortization expense of finance lease are presented separately. Interest expense is determined using the effective interest method. Amortization expense is recorded on a straight-line basis of the finance lease assets. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000 ($14,537). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of income for the years ended December 31, 2021 and 2020, respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Value added tax (“VAT”)

The Company is subject to VAT and related surcharges on revenue generated from services provided or products sold. The Company records revenue net of VAT. This VAT may be offset by qualified input VAT paid by the Company to suppliers. Net VAT balance between input VAT and output VAT is recorded in the line item of other current assets on the consolidated balance sheets.

The VAT rate is 6% for taxpayers providing services and 13% for products sold. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities.

Earnings per share

Basic earnings per share is computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The Company have designated two classes of ordinary shares that have identical rights and privileges, except for voting rights. Each Class A Ordinary Share is entitled to one vote while Class B ordinary shares entitled to thirty votes. The two classes are combined and presented as one class for EPS purposes since the only difference is related to voting rights, but the classes otherwise share equally in dividends and residual net assets on a per share basis. In this situation, the earnings per share amounts presented reflect both classes of ordinary share.

Segment reporting

In accordance with ASC Topic 280, Segment Reporting, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The Company’s CODM evaluates the Company’s performance based on revenues and gross profit by three operating segments: 1) Insurance brokerage; 2) Telemedicine and Digital Assets; 3) Offline Hospitals and Clinics. Currently, the Company does not appoint officers to act as chief officer for each segment. However, the Company summarizes all business and classify into the three segments so that investors can understand the overall business nature of subsidiaries. Thus, the Company has three reportable operating segments, which is discussed in Note 17, Segment Reporting.

Recent accounting pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In February 2016, FASB issued ASU No. 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. In July 2018, ASU 2016-02 was updated with ASU 2018-11, Targeted Improvements to ASC Topic 842, which provides entities with relief from the costs of implementing certain aspects of the new leasing standard. Specifically, under the amendments in ASU 2018-11, (1) entities may elect not to recast the comparative periods presented when transitioning to ASC 842 and (2) lessors may elect not to separate lease and non-lease components when certain conditions are met. In November 2019, ASU 2019-10, Codification Improvements to ASC 842 modified the effective dates of all other entities. In June 2020, ASU 2020-05 defer the effective date for one year for entities in the “all other” category. For all other entities, the amendments in ASU 2020-05 are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early application of the guidance continues to be permitted. The Company will adopt ASU 2016-02 from January 1, 2022. The Company is in the process of evaluating the effect of the adoption of this ASU.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses”, which will require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Subsequently, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, to clarify that receivables arising from operating leases are within the scope of lease accounting standards. Further, the FASB issued ASU No. 2019-04, ASU 2019-05, ASU 2019-10, ASU 2019-11 and ASU 2020-02 to provide additional guidance on the credit losses standard.

For all other entities, the amendments for ASU 2016-13 are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. Adoption of the ASUs is on a modified retrospective basis. The Company will adopt ASU 2016-13 from January 1, 2023. The Company is in the process of evaluating the effect of the adoption of this ASU.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.

Significant risks and uncertainties

A      Credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of December 31, 2022, the Company held cash and cash equivalents of $8,933,208, all of which was deposited in financial institutions located in Mainland China, and each bank account is insured by the government authority with the maximum limit of RMB 500,000 (equivalent to approximately $76,500). In addition, the Company maintains certain bank accounts in Hong Kong and Cayman, which are not insured by Federal Deposit Insurance Corporation

(“FDIC”) insurance or other insurance. To limit exposure to credit risk relating to deposits, the Company primarily place cash and cash equivalent deposits with large financial institutions in China which management believes are of high credit quality and the Company also continually monitors their credit worthiness.

The Company’s operations are carried out in China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. In addition, the Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, rates and methods of taxation among other factors.

B      Liquidity risk

The Company is also exposed to liquidity risk which is risk that it is unable to provide sufficient capital resources and liquidity to meet its commitments and business needs. Liquidity risk is controlled by the application of financial position analysis and monitoring procedures. When necessary, the Company will turn to other financial institutions and the shareholders to obtain short-term funding to meet the liquidity shortage.

C      Foreign currency risk

Much of the Company’s operating activities and the Company’s assets and liabilities are denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the Peoples’ Bank of China (“PBOC”) or other authorized financial institutions at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.

D      Other risk

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, such as the COVID-19 outbreak and spread, which could significantly disrupt the Company’s operations.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to operate profitably, to generate cash flows from operations, and to pursue financing arrangements to support its working capital requirements.

In assessing the Company’s liquidity, the Company monitors and analyzes its cash and cash equivalents and its operating and capital expenditure commitments. The Company’s liquidity needs are to meet its working capital requirements, operating expenses and capital expenditure obligations. As of and during the year ended December 31, 2022, the Company had a net working capital deficit of $7,625,158, accumulated deficit of $907,539,304, and net loss of $896,677,759. None of the Company’s stockholders, officers or directors, or third parties, are under any obligation to advance us funds, or to invest in us. Accordingly, we may not be able to obtain additional financing. If we are unable to raise additional capital, we may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of our business plan, and reducing overhead expenses. We cannot provide any assurance that new financing will be available to us on commercially acceptable terms, if at all.

These conditions raise substantial doubt about our ability to continue as a going concern. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.